Benham International
                                      Funds

                                  SUPPLEMENT TO
                                    EUROPEAN
                                 GOVERNMENT BOND
                                 FUND PROSPECTUS

                        Supplement dated October 7, 1996

                      to Prospectus dated September 3, 1996
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The table below should replace the "Annual Fund Operating Expenses:" section found on page 3 of the Benham European Government Bond Fund prospectus.

ANNUAL FUND OPERATING EXPENSES: (2)
     (as a percentage of net assets)

     Management Fees                    .44%
     12b-1 Fees                         none
     Other Expenses                     .40%
     Total Fund Operating Expenses      .84%

(2)[See prospectus for footnote]











TWENTIETH CENTURY MUTUAL FUNDS
and THE BENHAM GROUP
--------------------------------------------------------------------------------

P.O. Box 419200  o  Kansas City, Missouri 64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Internet: http://www.twentieth-century.com

SH-SPL-6472  9610